Revenue (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating segments
Total revenue	$ 438,961	$ 446,943	$ 424,105
United States of America
Operating segments
Total revenue	194,478	195,437	178,846
Brazil
Operating segments
Total revenue	181,981	185,250	189,330
United Kingdom
Operating segments
Total revenue	43,534	45,037	39,986
Other countries
Operating segments
Total revenue	$ 18,968	$ 21,219	$ 15,943